RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]
Thousands

of U.S. dollars
2020 2021
Salaries

and variable

remuneration
6,137 8,489
Salaries

2,359 2,803
Share-based

compensation
2,493 3,938
Variable

remuneration

1,285 1,748
Payment

in kind
289 325
Medical insurance

77 80
Life insurance

premiums

64 72
Other

148 173
Total 6,426 8,814
31) RELATED

PARTIES
The following

table shows

the breakdown

of the

total remuneration

paid to the

Atento

Group’s

key management

personnel

in

2020 and
2021